Equipment, Net (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 251,171,142	$ 205,034,398
Less: accumulated depreciation and amortization	(172,129,022)	(136,147,602)
Total	79,042,120	68,886,796
Media Display Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	232,824,888	191,447,959
Computer Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	13,163,322	10,315,385
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,745,253	2,025,582
Vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,437,679	$ 1,245,472